STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY) - USD ($) $ in Thousands		Ordinary shares [Member]		Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015		$ 82		$ 31,322	$ (42,922)	$ (11,518)
Balance, shares at Dec. 31, 2015		6,290,242
Loss for the year					(20,771)	(20,771)
Share-based compensation				952		952
Balance at Dec. 31, 2016		$ 82		32,274	(63,693)	(31,337)
Balance, shares at Dec. 31, 2016		6,290,242
Loss for the year					(31,568)	(31,568)
Issuance of shares due to in- process research and development acquired			[1]	6,232		6,232
Issuance of shares due to in- process research and development acquired, shares		2
Share-based compensation				3,974		3,974
Balance at Dec. 31, 2017		$ 82		42,480	(95,261)	$ (52,699)
Balance, shares at Dec. 31, 2017		6,290,244				6,290,244
Loss for the year					(32,203)	$ (32,203)
Stock split		$ 66		(66)
Stock split, shares	[1]
Conversion of loans from the Controlling shareholder		$ 160		65,178		65,338
Conversion of loans from the Controlling shareholder, shares		5,444,825
Issuance of shares through an initial public offering, net of issuance costs		$ 211		78,564		78,775
Issuance of shares through an initial public offering, net of issuance costs, shares		7,187,500
Exercise of options granted to employee		$ 1		43		44
Exercise of options granted to employee, shares		27,399
Share-based compensation				4,654		4,654
Balance at Dec. 31, 2018		$ 520		$ 190,853	$ (127,464)	$ 63,909
Balance, shares at Dec. 31, 2018		18,949,968				18,949,968

[1]	Less than 1,000.